Assets and Liabilities Measured at Fair Value on Non-Recurring Basis (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Fire Rain CNY	Dec. 31, 2012 Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Fire Rain Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Shanghai Jichuang Network Technology Co., Ltd. ("Jichuang") Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Quoted Price in Active Markets for Identified assets (Level 1) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Fair value, measurements, nonrecurring Beijing Boran Lexiang Technology Co., Ltd. ("Boran Lexiang") Significant Unobservable Inputs (Level 3) CNY
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment												0	0	0	0	0	0	0	0	0	0	0	0
Upfront licensing fees								0	0	0	0
Total								0	0	0	0
Investment	520,657	3,243,744	0	196,115,321	1,313,067	1,341,153	1,902,591
Upfront licensing fees	91,353	569,139	0	33,020,462
Total		5,125,950